Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Property, plant and equipment	¥ 1,452,091	¥ 1,783,224
Investments in associates and joint ventures	250,603	102,073
Equity investments measured at fair value through other comprehensive income	902	922
Right-of-use assets	209,786	254,736
Intangible and other non-current assets	67,494	100,663
Deferred tax assets	11,364	24,259
Time deposits with maturities over one year	9,119	120
TOTAL NON-CURRENT ASSETS	2,001,359	2,265,997
CURRENT ASSETS
Inventories	128,539	181,921
Accounts receivable	52,325	64,184
Prepayments and other current assets	109,262	103,127
Notes receivable	8,076	7,016
Time deposits with maturities over three months but within one year	27,319	24,256
Cash and cash equivalents	118,631	86,409
Assets held for sale	42,615
TOTAL CURRENT ASSETS	486,767	466,913
CURRENT LIABILITIES
Accounts payable and accrued liabilities	316,140	328,314
Contract liabilities	91,477	82,490
Income taxes payable	3,730	7,564
Other taxes payable	59,994	59,818
Short-term borrowings	117,542	175,840
Lease liabilities	6,579	7,393
Liabilities directly associated with the assets held for sale	9,956
TOTAL CURRENT LIABILITIES	605,418	661,419
NET CURRENT LIABILITIES	(118,651)	(194,506)
TOTAL ASSETS LESS CURRENT LIABILITIES	1,882,708	2,071,491
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Share capital	183,021	183,021
Retained earnings	727,955	743,124
Reserves	304,182	304,011
TOTAL EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	1,215,158	1,230,156
NON-CONTROLLING INTERESTS	151,463	214,149
TOTAL EQUITY	1,366,621	1,444,305
NON-CURRENT LIABILITIES
Long-term borrowings	251,379	290,882
Asset retirement obligations	114,819	137,935
Lease liabilities	122,644	164,143
Deferred tax liabilities	16,380	21,411
Other long-term obligations	10,865	12,815
TOTAL NON-CURRENT LIABILITIES	516,087	627,186
TOTAL EQUITY AND NON-CURRENT LIABILITIES	¥ 1,882,708	¥ 2,071,491